Treasury risk management - Narrative (Details) € in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2024 EUR (€)	Dec. 31, 2023 EUR (€)	Dec. 31, 2022 EUR (€)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)
Disclosure Of Treasury Risk Management [Line Items]
Future minimum sublease payments expected to be received	€ 69	€ 23
Retranslation impact from net investment in group companies	2,600	2,620
Finance cost	604	486	€ 493
USD
Disclosure Of Treasury Risk Management [Line Items]
Net Investment in foreign operations in USD/GBP	€ 3,500	2,900
Revolving Credit Facility
Disclosure Of Treasury Risk Management [Line Items]
Period of undrawn revolving bilateral credit facility (in days)	364 days
Revolving credit facility	€ 2,600	2,600		$ 5,200	$ 5,200
Hedges on the net investment in foreign operations
Disclosure Of Treasury Risk Management [Line Items]
Credit exposure	26,000	26,200
Commodity price risk
Disclosure Of Treasury Risk Management [Line Items]
Commodity derivatives	660	342
Cumulative gain (loss)	€ 27	(79)
Percentage of possible increase in risk assumption	10.00%			10.00%
Percentage of possible decrease in risk assumption	10.00%			10.00%
Commodity price risk | Adjustment basis to inventory purchased
Disclosure Of Treasury Risk Management [Line Items]
Cumulative gain (loss)	€ 11	(34)
Commodity price risk | Cash flow hedges
Disclosure Of Treasury Risk Management [Line Items]
Gain (loss) in cash flow hedge reserve	€ 81	40
Currency risk
Disclosure Of Treasury Risk Management [Line Items]
Percentage of possible increase in risk assumption	10.00%			10.00%
Percentage of possible decrease in risk assumption	10.00%			10.00%
Financial assets and liabilities other than functional currency amount	€ 351	254
Percentage of possible increase/decrease in risk assumption	10.00%			10.00%
Net foreign exchange loss	€ 35	25
Net investment in foreign operations	7,900	13,000
Currency risk | GBP
Disclosure Of Treasury Risk Management [Line Items]
Net Investment in foreign operations in USD/GBP	3,100	9,000
Currency risk | Cash flow hedges
Disclosure Of Treasury Risk Management [Line Items]
Impact on equity - trade-related cash flow hedges	158	142
Currency risk | Hedges on the net investment in foreign operations
Disclosure Of Treasury Risk Management [Line Items]
Impact on equity - net investment hedges	€ 162	260
Interest rate risk
Disclosure Of Treasury Risk Management [Line Items]
Percentage of possible increase in risk assumption	1.00%			1.00%
Percentage of possible decrease in risk assumption	1.00%			1.00%
Finance cost	€ 94	€ 77
Average interest rate on short term borrowings	6.30%	5.90%
Interest rate risk | 2023
Disclosure Of Treasury Risk Management [Line Items]
Interest rate fixed on expected financial liability	76.00%	59.00%
Interest rate risk | 2024
Disclosure Of Treasury Risk Management [Line Items]
Interest rate fixed on expected financial liability	68.00%
Interest rate risk | 2022
Disclosure Of Treasury Risk Management [Line Items]
Interest rate fixed on expected financial liability		70.00%
Interest rate risk | Cash flow hedges
Disclosure Of Treasury Risk Management [Line Items]
Credit in equity from derivatives in cash flow hedge	€ 5	€ 8
Debit in equity from derivatives in cash flow hedge	5	€ 7
Interest rate risk | Hedges on the net investment in foreign operations
Disclosure Of Treasury Risk Management [Line Items]
Finance cost	€ 12